Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of computation of basic and diluted earnings (Losses) per share
Basic and diluted earnings per share for each of the years presented are calculated as follows:

	Year ended December 31,
	2018	2019	2020
	Ordinary shares	Ordinary shares	Class A ordinary shares	Class A ordinary shares	Class B ordinary shares	Class B ordinary shares
	RMB	RMB	RMB	US$	RMB	US$
Earnings (loss) per share—basic
Numerator:
Net income (loss) attributable to Cheetah Mobile Inc.	1,166,909	(313,977)	135,704	20,797	281,028	43,069
Accretion of redeemable noncontrolling interests	(37,714)	(29,865)	—	—	—	—
Dilution effect arising from share-based awards issued by subsidiaries	(14)	(326)	(3,474)	(532)	(7,195)	(1,103)

Net income (loss) attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries	1,129,181	(344,168)	132,230	20,265	273,833	41,966
Denominator:
Weighted average number of ordinary shares outstanding	1,403,089,609	1,369,041,418	456,711,528	456,711,528	945,797,858	945,797,858

Earnings (loss) per share—basic	0.8048	(0.2514)	0.2895	0.0444	0.2895	0.0444

Earnings (loss) per share—diluted
Numerator:
Net income (loss) attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries	1,129,181	(344,168)	132,230	20,265	273,833	41,966
Reallocation of net income as a result of conversion of Class B into Class A ordinary shares	—	—	273,833	41,966	—	—

Net income (loss) attributable to ordinary shareholders	1,129,181	(344,168)	406,063	62,231	273,833	41,966

Denominator:
Weighted average ordinary shares outstanding	1,403,089,609	1,369,041,418	456,711,528	456,711,528	945,797,858	945,797,858
Dilutive effect of Share-based awards	37,325,240	—	6,043,375	6,043,375	12,515,145	12,515,145
Conversion of Class B into Class A ordinary shares	—	—	958,313,003	958,313,003	—	—

Denominator used for earnings (loss) per share	1,440,414,849	1,369,041,418	1,421,067,906	1,421,067,906	958,313,003	958,313,003

Earnings (loss) per share—diluted	0.7839	(0.2514)	0.2857	0.0438	0.2857	0.0438

Earnings (loss) per ADS:
Denominator used for earnings (loss) per ADS—basic	140,308,961	136,904,142	45,671,153	45,671,153
Denominator used for earnings (loss) per ADS—diluted	144,041,485	136,904,142	142,106,791	142,106,791
Earnings (loss) per ADS—basic	8.0478	(2.5140)	2.8953	0.4437

Earnings (loss) per ADS—diluted	7.8393	(2.5140)	2.8575	0.4379